Accrued Expenses, Advances and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Employee related payables	$ 1,073	$ 3,749
Accrued expenses	16,180	14,028
VAT, duty and excise tax liability		123
Other	14,985	2,544
Total	$ 32,238	$ 20,444